NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 9,311	$ 11,342
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	9,079	11,070
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 232	$ 272